Prepaid expenses and deposits (Tables)	6 Months Ended
Jun. 30, 2024
Schedule of prepaid expenses and deposits
	June 30, 2024	December 31, 2023
	$	$
Research and development	-	30,705
Insurance	57,767	60,999
Other prepaids and deposits	72,657	63,709
	130,424	155,413